Share capital (Schedule of Fair Value Weighted-average Assumptions) (Details) $ in Thousands		12 Months Ended
		Dec. 31, 2017 USD ($) yr	Dec. 31, 2016 USD ($) yr
Disclosure of classes of share capital [abstract]
Expected stock price volatility	[1]	83.00%	83.00%
Risk free interest rate		0.87%	0.47%
Expected life | yr		3	3
Expected forfeiture rate		4.18%	4.97%
Expected dividend yield		0.00%	0.00%
Share-based payments included in cost of sales			$ 19
Share-based payments included in general and administrative expenses		1,491	566
Total share-based payments		$ 1,491	$ 585

[1]	Expected volatility has been based on historical volatility of the Company's publicly traded shares.